Intangible Assets - Summary of Finite Lived Intangible Assets Future Amortization Expense (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	¥ 802
2021	439
2022	315
2023	115
2024	¥ 30